Capital management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of capital management [Abstract]
Schedule of Capital Management
	2021	2020
	$	$
	(Recast – note 2)
Total long-term debt	18,002	6,906
Less: Cash and cash equivalents	(38,616)	(36,268)

Net debt	(20,614)	(29,362)
Equity	21,542	30,802

Total capital	928	1,440